Operating leases (Tables)	3 Months Ended
Mar. 31, 2018
Leases [Abstract]
Schedule of Lease Income
The table below discloses the lease and non-lease components of revenue for the three months ended March 31, 2018:

Three months ended
Mar 31, 2018
Lease component of revenue from voyage charters	23,427,327
Non-lease component of revenue from voyage charters	17,542,624
Time charter and pool revenue	9,501,573
50,471,524

Schedule of Operating leases
	As at
	Mar 31, 2018	Jan 1, 2018
Current portion of operating lease obligations	467,396	442,957
Non-current portion of operating lease obligations	1,886,595	1,997,331
Total operating lease obligations	2,353,991	2,440,288

Schedule of Operating Lease, Liability, Maturity
As of March 31, 2018, the Company had the following undiscounted operating lease commitments:

	2018	2019	2020	2021	2022	2023-2026
Office space	367,914	474,056	329,356	296,499	303,198	999,068
	367,914	474,056	329,356	296,499	303,198	999,068